Business Combination - Schedule of Common Stock Outstanding (Details) - shares		12 Months Ended
	Sep. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition
Common stock, share outstanding (in shares)	202,402,888	202,403
Common stock sold ( in shares)	161,000,000		161,000,000
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares)	10,000,000
Earn Out Shares
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares)	12,500,000
LiveWire public stockholders
Business Acquisition
Shares issued for acquisition	3,402,888
Legacy LiveWire Equityholder
Business Acquisition
Shares issued for acquisition	161,000,000
Harley Davidson
Business Acquisition
Common stock sold ( in shares)	10,000,000
KYMCO Group
Business Acquisition
Common stock sold ( in shares)	10,000,000
ABIC
Business Acquisition
Shares issued for acquisition	8,000,000
Forfeited (in shares)		2,000,000
John Replogle
Business Acquisition
Forfeited (in shares)		25,000
George Serafeim
Business Acquisition
Forfeited (in shares)		25,000
Common Class A
Business Acquisition
Less: redemption of ABIC public shares	(36,597,112)
ABIC
Business Acquisition
Common stock, share outstanding (in shares)	40,000,000
ABIC | Common Class A
Business Acquisition
Less: redemption of ABIC public shares	(36,597,112)